Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance at January 1	$ 121,825	$ 106,751
Profit (loss) for the year	(2,738)	15,816	$ 3,514
Dividends paid non-controlling interest	(2,917)	(1,470)	(3,430)
Translation differences	(2,939)	906
Other	507	(178)
Balance at December 31	113,738	121,825	106,751
Non-controlling Interests
Dividends paid non-controlling interest	$ (2,917)	$ (1,470)	$ (3,430)